UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	February 29, 2024

WESTERN ASSET

PREMIER INSTITUTIONAL

LIQUID RESERVES

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at my.accessportals.com.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

II	Western Asset Premier Institutional Liquid Reserves

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Premier Institutional Liquid Reserves for the six-month reporting period ended February 29, 2024. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 28, 2024

Western Asset Premier Institutional Liquid Reserves	III

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Performance review

As of February 29, 2024, the seven-day current yield for Capital Shares of Western Asset Premier Institutional Liquid Reserves was 5.48% and the seven-day effective yield, which reflects compounding, was 5.63%.1

As a money market fund, the Fund must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The share price of the Fund will fluctuate along with changes in the market-based value of Fund assets. Because the share price of the Fund fluctuates, it has what is called a “floating net asset value”.

The Fund does not invest directly in securities but instead invests all of its investable assets in an underlying mutual fund, Liquid Reserves Portfolio (the “Portfolio”), which has the same investment objective and strategies, and substantially the same policies as the Fund. Unless otherwise indicated, references to the Fund include the underlying mutual fund, the Portfolio.

Western Asset Premier Institutional Liquid Reserves Yields as of February 29, 2024 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Capital Shares	5.48%	5.63%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

As of February 29, 2024, absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Capital Shares would have been 5.22% and 5.36%, respectively.

The manager has voluntarily undertaken to limit Fund expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Portfolio may impose a fee upon sale of its shares and the Fund would be required to pass such fee through to you. The Portfolio generally must impose a fee when net sales of Portfolio shares exceed certain levels. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset Premier Institutional Liquid Reserves	V

Performance review (cont’d)

losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 28, 2024

RISKS: You could lose money by investing in the Fund. Because the share price of the Fund fluctuates, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of its shares and the Fund would be required to pass such fee through to you. The Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. During periods of market stress, there could be significant redemptions from money market funds in general, potentially driving the market prices of money market instruments down and adversely affecting market liquidity. The Fund will be more susceptible to negative events affecting the worldwide financial services sector as a significant portion of its assets may be invested in obligations that are issued or backed by U.S. and non-U.S. banks and other financial services companies. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

VI	Western Asset Premier Institutional Liquid Reserves

Portfolio at a glance† (unaudited)

Liquid Reserves Portfolio

The Fund invests all of its investable assets in Liquid Reserves Portfolio, the investment breakdown of which is shown below.

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of February 29, 2024 and August 31, 2023. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Western Asset Premier Institutional Liquid Reserves 2024 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2023 and held for the six months ended February 29, 2024.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Capital Shares	2.79%	$1,000.00	$1,027.90	0.12%	$0.61	Capital Shares	5.00%	$1,000.00	$1,024.27	0.12%	$0.60

[1]	For the six months ended February 29, 2024.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

2	Western Asset Premier Institutional Liquid Reserves 2024 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 29, 2024

Assets:
Investment in Liquid Reserves Portfolio, at value	$221,410,332
Prepaid expenses	10,772
Total Assets	221,421,104

Liabilities:
Distributions payable	1,213,357
Investment management fee payable	12,978
Trustees’ fees payable	1,837
Accrued expenses	44,370
Total Liabilities	1,272,542
Total Net Assets	$220,148,562

Net Assets:
Par value (Note 3)	$2,202
Paid-in capital in excess of par value	220,493,596
Total distributable earnings (loss)	(347,236)
Total Net Assets	$220,148,562

Shares Outstanding:
Capital Shares	220,233,139

Net Asset Value:
Capital Shares	$0.9996

See Notes to Financial Statements.

Western Asset Premier Institutional Liquid Reserves 2024 Semi-Annual Report	3

Statement of operations (unaudited)

For the Six Months Ended February 29, 2024

Investment Income:
Income from Liquid Reserves Portfolio	$7,665,263
Allocated expenses from Liquid Reserves Portfolio	(150,267)
Allocated waiver and/or expense reimbursements from Liquid Reserves Portfolio	136,897
Total Investment Income	7,651,893

Expenses:
Investment management fee (Note 2)	273,151
Transfer agent fees	28,151
Audit and tax fees	11,791
Registration fees	10,889
Legal fees	8,545
Fund accounting fees	4,476
Trustees’ fees	4,167
Shareholder reports	3,186
Insurance	961
Miscellaneous expenses	1,122
Total Expenses	346,439
Less: Fee waivers and/or expense reimbursements (Note 2)	(194,525)
Net Expenses	151,914
Net Investment Income	7,499,979

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments From Liquid Reserves Portfolio	1,493
Change in Net Unrealized Appreciation (Depreciation) From Investments in Liquid Reserves Portfolio	74,837
Net Gain on Investments	76,330
Increase in Net Assets From Operations	$7,576,309

See Notes to Financial Statements.

4	Western Asset Premier Institutional Liquid Reserves 2024 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended February 29, 2024 (unaudited) and the Year Ended August 31, 2023	2024	2023

Operations:
Net investment income	$7,499,979	$17,139,023
Net realized gain (loss)	1,493	(18,039)
Change in net unrealized appreciation (depreciation)	74,837	66,698
Increase in Net Assets From Operations	7,576,309	17,187,682

Distributions to Shareholders From (Note 1):
Total distributable earnings	(7,498,027)	(17,136,055)
Decrease in Net Assets From Distributions to Shareholders	(7,498,027)	(17,136,055)

Fund Share Transactions (Note 3):
Net proceeds from sale of shares	432,278,778	2,015,000,000
Reinvestment of distributions	1,248,912	5,336,959
Cost of shares repurchased	(574,244,604)	(1,770,383,319)
Increase (Decrease) in Net Assets From Fund Share Transactions	(140,716,914)	249,953,640
Increase (Decrease) in Net Assets	(140,638,632)	250,005,267

Net Assets:
Beginning of period	360,787,194	110,781,927
End of period	$220,148,562	$360,787,194

See Notes to Financial Statements.

Western Asset Premier Institutional Liquid Reserves 2024 Semi-Annual Report	5

Financial highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Capital Shares	2024[1]		2023	2022	2021[2]	2020[2,3]

Net asset value, beginning of period	$0.9993		$0.9993	$0.9997	$1.0003	$1.0000

Income (loss) from operations:
Net investment income	0.0273		0.0452	0.0055	0.0012	0.0134
Net realized and unrealized gain (loss)	0.0003		0.0000 [4]	(0.0001)	(0.0004)	(0.0038)
Total income from operations	0.0276		0.0452	0.0054	0.0008	0.0096

Less distributions from:
Net investment income	(0.0273)		(0.0452)	(0.0058)	(0.0014)	(0.0093)
Total distributions	(0.0273)		(0.0452)	(0.0058)	(0.0014)	(0.0093)

Net asset value, end of period	$0.9996		$0.9993	$0.9993	$0.9997	$1.0003
Total return[5]	2.79%		4.62%	0.54%	0.08%	0.96%

Net assets, end of period (000s)	$220,149		$360,787	$110,782	$470,289	$101

Ratios to average net assets:
Gross expenses[6,7]	0.36%[8]		0.35%	0.35%	0.34%	0.90%[8]
Net expenses[6,9,10]	0.12	[8]	0.12	0.10	0.09	0.12	[8]
Net investment income	5.49	[8]	4.58	0.48	0.12	1.60	[8]

[1]	For the six months ended February 29, 2024 (unaudited).

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the period October 30, 2019 (inception date) to August 31, 2020.

[4]	Amount represents less than $0.00005 or greater than $(0.00005) per share.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[7]

The gross expenses do not reflect the reduction in the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by Liquid Reserves Portfolio.

[8]	Annualized.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Capital Shares did not exceed 0.12%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

See Notes to Financial Statements.

6	Western Asset Premier Institutional Liquid Reserves 2024 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Premier Institutional Liquid Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The share price of the Fund fluctuates along with changes in the market-based value of fund assets. Because the share price of the Fund fluctuates, it has what is called a “floating net asset value” or “floating NAV”. Under Rule 2a-7 of the 1940 Act, the Fund must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (1.9% at February 29, 2024) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment transactions and investment income. Net investment income and net realized/unrealized gains and losses of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. The Fund also pays certain other expenses which can be directly attributed to the Fund.

Western Asset Premier Institutional Liquid Reserves 2024 Semi-Annual Report	7

Notes to financial statements (unaudited) (cont’d)

(c) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(e) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $5 billion	0.200%
Next $5 billion	0.175
Over $10 billion	0.150

Since the Fund invests all of its investable assets in the Portfolio, the investment management fee of the Fund will be reduced by the investment management fee allocated to the Fund by the Portfolio.

8	Western Asset Premier Institutional Liquid Reserves 2024 Semi-Annual Report

FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Capital Shares did not exceed 0.12%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended February 29, 2024, fees waived and/or expenses reimbursed amounted to $194,525.

FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Shares of beneficial interest

At February 29, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Transactions in shares of the Fund were as follows:

	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Shares	Amount	Shares	Amount
Capital Shares
Shares sold	432,477,531	$432,278,778	2,016,245,355	$2,015,000,000
Shares issued on reinvestment	1,249,545	1,248,912	5,340,364	5,336,959
Shares repurchased	(574,519,928)	(574,244,604)	(1,771,415,559)	(1,770,383,319)
Net increase (decrease)	(140,792,852)	$(140,716,914)	250,170,160	$249,953,640

Western Asset Premier Institutional Liquid Reserves 2024 Semi-Annual Report	9

Notes to financial statements (unaudited) (cont’d)

4. Deferred capital losses

As of August 31, 2023, the Fund had deferred capital losses of $61,001, which have no expiration date, that will be available to offset future taxable capital gains.

10	Western Asset Premier Institutional Liquid Reserves 2024 Semi-Annual Report

Schedule of investments (unaudited)

February 29, 2024

Liquid Reserves Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 97.0%
Commercial Paper — 48.3%
ABN AMRO Funding USA LLC	5.659%	4/22/24	$52,000,000	$51,587,162	(a)(b)
ABN AMRO Funding USA LLC	5.666%	5/15/24	35,000,000	34,601,763	(a)(b)
ABN AMRO Funding USA LLC	5.639%	7/3/24	26,540,000	26,047,367	(a)(b)
ABN AMRO Funding USA LLC	5.628%	8/1/24	50,000,000	48,861,327	(a)(b)
ANZ Group Holdings Ltd.	5.605%	7/1/24	50,000,000	49,091,936	(a)(b)
ANZ Group Holdings Ltd.	5.576%	7/25/24	50,000,000	48,922,102	(b)
ANZ New Zealand International Ltd.	5.559%	4/22/24	150,000,000	148,829,436	(a)(b)
Banco Santander SA	5.632%	4/2/24	50,000,000	49,753,600	(a)(b)
Barclays Bank PLC	5.508%	3/1/24	108,000,000	107,984,181	(a)(b)
Barclays Bank PLC	5.543%	3/5/24	150,000,000	149,889,493	(a)(b)
Barclays Bank PLC	5.552%	3/6/24	80,500,000	80,428,729	(a)(b)
Barton Capital SA	5.554%	3/1/24	100,000,000	99,985,232	(a)(b)
Bedford Row Funding Corp.	5.587%	7/23/24	116,320,000	113,841,577	(a)(b)
BNG Bank NV	5.531%	3/1/24	150,000,000	149,977,938	(a)(b)
BNG Bank NV	5.533%	3/5/24	90,000,000	89,933,812	(a)(b)
BNG Bank NV	5.533%	3/6/24	50,000,000	49,955,875	(a)(b)
BofA Securities Inc.	5.629%	8/16/24	100,000,000	97,503,181	(b)
BofA Securities Inc. (SOFR + 0.430%)	5.750%	9/6/24	50,000,000	50,067,567	(c)
BPCE SA	5.588%	4/2/24	100,000,000	99,510,958	(a)(b)
BPCE SA (SOFR + 0.250%)	5.570%	8/1/24	90,000,000	90,051,817	(a)(c)
BPCE SA	5.584%	8/6/24	35,000,000	34,183,491	(a)(b)
Canadian Imperial Bank of Commerce (SOFR + 0.530%)	5.850%	3/25/24	100,000,000	100,029,153	(c)
Coca-Cola Co.	5.435%	5/22/24	50,000,000	49,403,515	(a)(b)
DBS Bank Ltd.	5.571%	4/22/24	40,000,000	39,687,182	(a)(b)
DNB Bank ASA	5.545%	5/17/24	75,000,000	74,142,390	(b)
DNB Bank ASA	5.568%	7/5/24	105,000,000	103,044,126	(a)(b)
DNB Bank ASA	5.515%	9/12/24	50,000,000	48,583,138	(a)(b)
Goldman Sachs International (SOFR + 0.400%)	5.720%	4/3/24	190,000,000	190,055,393	(c)(d)
Great Bear Funding LLC	5.556%	3/1/24	175,225,000	175,199,116	(a)(b)
Great Bear Funding LLC	5.570%	3/5/24	45,700,000	45,666,174	(a)(b)
ING U.S. Funding LLC	5.577%	7/25/24	100,000,000	97,843,796	(b)
ING U.S. Funding LLC	5.540%	11/20/24	100,000,000	99,995,997	(a)
JPMorgan Securities LLC (SOFR + 0.510%)	5.830%	3/26/24	75,000,000	75,024,920	(a)(c)
JPMorgan Securities LLC (SOFR + 0.530%)	5.850%	4/15/24	25,000,000	25,015,233	(a)(c)
Lloyds Bank Corporate Markets PLC	5.621%	5/24/24	76,385,000	75,421,011	(b)
Lloyds Bank PLC	5.635%	8/8/24	125,000,000	122,021,686	(b)

See Notes to Financial Statements.

Liquid Reserves Portfolio 2024 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

February 29, 2024

Liquid Reserves Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
LMA Americas LLC	5.624%	6/14/24	$20,000,000	$19,685,592	(a)(b)
LMA Americas LLC	5.587%	8/5/24	47,000,000	45,909,822	(a)(b)
Longship Funding DAC/Longship Funding LLC	5.545%	3/1/24	150,000,000	149,977,884	(a)(b)
Longship Funding DAC/Longship Funding LLC	5.559%	3/5/24	50,000,000	49,963,060	(a)(b)
Microsoft Corp.	5.548%	5/30/24	83,000,000	81,893,206	(a)(b)
Natixis SA	5.591%	5/1/24	25,000,000	24,770,655	(b)
Nordea Bank Abp (SOFR + 0.520%)	5.840%	4/5/24	100,000,000	100,042,821	(a)(c)
Oversea-Chinese Banking Corp. Ltd.	5.581%	4/22/24	50,000,000	49,608,295	(a)(b)
Oversea-Chinese Banking Corp. Ltd.	5.581%	4/23/24	40,000,000	39,680,752	(a)(b)
Oversea-Chinese Banking Corp. Ltd.	5.581%	4/24/24	50,000,000	49,593,585	(a)(b)
Province of Alberta Canada	5.522%	3/1/24	76,000,000	75,988,839	(a)(b)
Province of Qubec Canada	5.563%	5/22/24	100,000,000	98,779,746	(a)(b)
Royal Bank of Canada (SOFR + 0.400%)	5.720%	5/13/24	50,000,000	50,036,289	(c)
Royal Bank of Canada	5.584%	10/16/24	25,000,000	24,160,820	(a)(b)
Skandinaviska Enskilda Banken AB	5.512%	3/11/24	67,796,000	67,686,757	(a)(b)
Skandinaviska Enskilda Banken AB	5.503%	4/11/24	100,000,000	99,387,103	(a)(b)
Skandinaviska Enskilda Banken AB	5.515%	7/22/24	50,000,000	48,955,080	(a)(b)
Societe Generale SA	5.631%	5/6/24	75,000,000	74,251,638	(a)(b)
Societe Generale SA (SOFR + 0.550%)	5.870%	5/7/24	75,000,000	75,067,432	(a)(c)
Societe Generale SA	5.624%	5/21/24	50,000,000	49,390,763	(a)(b)
Societe Generale SA	5.571%	8/2/24	100,000,000	97,730,111	(a)(b)
Societe Generale SA (SOFR + 0.330%)	5.650%	10/15/24	50,000,000	50,034,951	(a)(c)
Starbird Funding Corp. (SOFR + 0.430%)	5.750%	5/10/24	75,000,000	75,048,028	(a)(c)
Sumitomo Mitsui Trust Bank Ltd.	5.596%	5/24/24	100,000,000	98,743,377	(a)(b)
Svenska Handelsbanken AB	5.555%	5/28/24	75,000,000	74,020,413	(a)(b)
Svenska Handelsbanken AB	5.537%	8/9/24	50,000,000	48,821,495	(a)(b)
Swedbank AB (SOFR + 0.410%)	5.730%	5/6/24	50,000,000	50,030,485	(c)
Toronto Dominion Bank	5.540%	8/12/24	50,000,000	48,799,167	(a)(b)
Total Fina Elf Capital SA	5.556%	3/1/24	50,000,000	49,992,614	(a)(b)
Total Fina Elf Capital SA	5.573%	3/6/24	229,700,000	229,495,868	(a)(b)
Total Fina Elf Capital SA	5.580%	3/11/24	100,000,000	99,836,940	(a)(b)
UBS AG	5.611%	4/1/24	100,000,000	99,523,822	(a)(b)
UBS AG	5.612%	8/13/24	75,000,000	73,165,585	(a)(b)
UBS AG (SOFR + 0.430%)	5.750%	9/6/24	40,000,000	40,046,702	(a)(c)
UnitedHealth Group Inc.	5.559%	3/5/24	50,000,000	49,963,060	(a)(b)
Victory Receivables Corp.	5.632%	5/2/24	33,000,000	32,690,229	(a)(b)
Total Commercial Paper				5,484,914,360
Certificates of Deposit — 21.0%
Bank of America N.A.	5.350%	11/15/24	100,000,000	99,993,277

See Notes to Financial Statements.

12	Liquid Reserves Portfolio 2024 Semi-Annual Report

Liquid Reserves Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Bank of Montreal	5.850%	7/12/24	$59,800,000	$59,872,547
Bank of Nova Scotia	6.000%	10/18/24	100,000,000	100,318,236
Bank of Nova Scotia (SOFR + 0.210%)	5.530%	11/1/24	47,000,000	46,998,100	(c)
BNP Paribas SA (SOFR + 0.420%)	5.740%	5/13/24	100,000,000	100,064,946	(c)
Canadian Imperial Bank of Commerce	6.000%	6/28/24	100,000,000	100,102,089
Canadian Imperial Bank of Commerce	5.920%	7/2/24	45,000,000	45,049,754
Citibank N.A.	5.630%	3/1/24	100,000,000	100,000,225
Credit Agricole Corporate and Investment Bank	5.850%	4/22/24	150,000,000	150,092,770
Credit Agricole Corporate and Investment Bank	5.420%	6/11/24	50,000,000	50,003,971
Credit Agricole Corporate and Investment Bank	5.340%	11/18/24	100,000,000	99,953,538
KBC Bank NV	5.310%	3/6/24	50,000,000	50,000,142
Mizuho Bank Ltd.	5.670%	5/28/24	75,802,000	75,837,804
Mizuho Bank Ltd.	5.660%	5/29/24	25,000,000	25,011,530
Mizuho Bank Ltd.	5.380%	7/3/24	50,000,000	49,988,604
MUFG Bank Ltd.	5.430%	4/25/24	75,000,000	75,004,894
MUFG Bank Ltd.	5.430%	7/15/24	75,000,000	74,981,578
MUFG Bank Ltd.	5.670%	8/29/24	99,660,000	99,736,949
Natixis SA (SOFR + 0.420%)	5.740%	9/3/24	100,000,000	100,143,141	(c)
Oversea-Chinese Banking Corp. Ltd. (SOFR + 0.370%)	5.690%	5/3/24	125,000,000	125,057,694	(c)
Oversea-Chinese Banking Corp. Ltd. (SOFR + 0.180%)	5.500%	9/19/24	100,000,000	99,999,236	(c)
Rabobank Netherland NV	5.900%	7/18/24	174,700,000	175,063,518
Royal Bank of Canada (SOFR + 0.530%)	5.850%	3/19/24	50,000,000	50,009,742	(c)
Sumitomo Mitsui Banking Corp. (SOFR + 0.570%)	5.890%	5/15/24	39,000,000	39,038,189	(c)
Svenska Handelsbanken AB	5.820%	5/17/24	99,700,000	99,776,523
Swedbank AB (SOFR + 0.530%)	5.850%	4/12/24	50,000,000	50,027,081	(c)
Swedbank AB (SOFR + 0.530%)	5.850%	4/19/24	35,000,000	35,021,921	(c)
Swedbank AB	5.900%	6/14/24	84,600,000	84,690,937
Toronto Dominion Bank	6.000%	10/17/24	124,650,000	125,072,406
Total Certificates of Deposit				2,386,911,342
Time Deposits — 14.5%
Banco Santander SA	5.310%	3/1/24	75,000,000	75,000,000
Canadian Imperial Bank of Commerce	5.310%	3/1/24	150,000,000	150,000,000
Credit Agricole Corporate and Investment Bank	5.300%	3/1/24	75,000,000	75,000,000

See Notes to Financial Statements.

Liquid Reserves Portfolio 2024 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

February 29, 2024

Liquid Reserves Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Time Deposits — continued
DBS Bank Ltd.	5.340%	3/7/24	$50,000,000	$50,000,000
DNB Bank ASA	5.290%	3/1/24	200,000,000	200,000,000
Mizuho Bank Ltd.	5.320%	3/1/24	246,485,000	246,485,000
National Bank of Canada	5.310%	3/1/24	325,000,000	325,000,000
Nordea Bank Abp	5.300%	3/1/24	50,000,000	50,000,000
Rabobank Netherland NV	5.300%	3/1/24	50,000,000	50,000,000
Royal Bank of Canada	5.310%	3/1/24	185,000,000	185,000,000
Skandinaviska Enskilda Banken AB	5.310%	3/1/24	110,000,000	110,000,000
Svenska Handelsbanken AB	5.300%	3/1/24	75,000,000	75,000,000
Swedbank AB	5.300%	3/1/24	50,000,000	50,000,000
Total Time Deposits				1,641,485,000
U.S. Treasury Notes — 2.9%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.170%)	5.501%	10/31/25	150,000,000	149,974,100	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.245%)	5.545%	1/31/26	175,000,000	175,145,103	(c)
Total U.S. Treasury Notes				325,119,203
Repurchase Agreements — 10.3%
BNP Paribas SA tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $102,566,667; (Fully collateralized by corporate bonds and notes, 1.122% to 8.500% due 3/8/24 to 1/27/84; Market value — $105,000,683)	5.500%	8/15/24	100,000,000	100,000,000
BNP Paribas SA tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $128,214,167; (Fully collateralized by corporate bonds and notes, 0.584% to 6.938% due 3/7/24 to 2/20/54; Market value — $131,250,878)	5.510%	8/15/24	125,000,000	125,000,000
BofA Securities Inc. tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $100,014,861; (Fully collateralized by money market instruments, 0.000% due 5/10/24 to 9/3/24; Market value — $105,000,001)	5.350%	3/1/24	100,000,000	100,000,000

See Notes to Financial Statements.

14	Liquid Reserves Portfolio 2024 Semi-Annual Report

Liquid Reserves Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Federal Reserve Bank of New York tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $100,014,722; (Fully collateralized by U.S. government obligations, 1.875% due 2/15/32; Market value — $100,014,783)	5.300%	3/1/24	$100,000,000	$100,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $100,014,750; (Fully collateralized by U.S. government obligations, 3.500% due 9/15/25; Market value — $102,000,097)	5.310%	3/1/24	100,000,000	100,000,000
JPMorgan Securities LLC tri-party repurchase agreement dated 1/8/24; Proceeds at maturity — $304,178,417; (Fully collateralized by corporate bonds and notes, 4.250% to 14.750% due 4/1/25 to 5/1/34; Market value — $338,728,320)	5.510%	4/8/24	300,000,000	300,000,000	(c)
MUFG Securities Americas Inc. tri-party repurchase agreement dated 2/14/24; Proceeds at maturity — $102,571,333; (Fully collateralized by corporate bonds and notes and money market instruments, 0.000% to 5.942% due 3/1/24 to 9/8/53; Market value — $105,000,001)	5.510%	8/15/24	100,000,000	100,000,000
TD Securities LLC tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $250,037,361; (Fully collateralized by corporate bonds and notes, 1.650% to 7.875% due 4/1/26 to 12/1/50; Market value — $262,518,868)	5.380%	3/1/24	250,000,000	250,000,000
Total Repurchase Agreements				1,175,000,000
Total Investments — 97.0% (Cost — $11,010,630,364)				11,013,429,905
Other Assets in Excess of Liabilities — 3.0%				343,951,927
Total Net Assets — 100.0%				$11,357,381,832

See Notes to Financial Statements.

Liquid Reserves Portfolio 2024 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

February 29, 2024

Liquid Reserves Portfolio

(a)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Rate shown represents yield-to-maturity.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviation(s) used in this schedule:

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

16	Liquid Reserves Portfolio 2024 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 29, 2024

Assets:
Investments, at value (Cost — $9,835,630,364)	$9,838,429,905
Repurchase agreements, at value	1,175,000,000
Cash	350,002,510
Interest receivable	44,273,711
Total Assets	11,407,706,126

Liabilities:
Payable for securities purchased	50,000,000
Trustees’ fees payable	66,833
Accrued expenses	257,461
Total Liabilities	50,324,294
Total Net Assets	$11,357,381,832

Represented by:
Paid-in capital	$11,357,381,832

See Notes to Financial Statements.

Liquid Reserves Portfolio 2024 Semi-Annual Report	17

Statement of operations (unaudited)

For the Six Months Ended February 29, 2024

Investment Income:
Interest	$302,455,644

Expenses:
Investment management fee (Note 2)	5,402,099
Legal fees	163,245
Trustees’ fees	130,496
Fund accounting fees	90,283
Interest expense	53,443
Custody fees	26,793
Audit and tax fees	20,904
Miscellaneous expenses	37,463
Total Expenses	5,924,726
Less: Fee waivers and/or expense reimbursements (Note 2)	(5,402,099)
Net Expenses	522,627
Net Investment Income	301,933,017

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	40,619
Change in Net Unrealized Appreciation (Depreciation) From Investments	2,419,129
Net Gain on Investments	2,459,748
Increase in Net Assets From Operations	$304,392,765

See Notes to Financial Statements.

18	Liquid Reserves Portfolio 2024 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended February 29, 2024 (unaudited) and the Year Ended August 31, 2023	2024	2023

Operations:
Net investment income	$301,933,017	$680,881,925
Net realized gain (loss)	40,619	(506,921)
Change in net unrealized appreciation (depreciation)	2,419,129	159,408
Increase in Net Assets From Operations	304,392,765	680,534,412

Capital Transactions:
Proceeds from contributions	37,773,681,582	80,300,819,732
Value of withdrawals	(37,948,706,524)	(83,994,845,355)
Decrease in Net Assets From Capital Transactions	(175,024,942)	(3,694,025,623)
Increase (Decrease) in Net Assets	129,367,823	(3,013,491,211)

Net Assets:
Beginning of period	11,228,014,009	14,241,505,220
End of period	$11,357,381,832	$11,228,014,009

See Notes to Financial Statements.

Liquid Reserves Portfolio 2024 Semi-Annual Report	19

Financial highlights

For the years ended August 31, unless otherwise noted:
	2024[1]		2023	2022	2021	2020	2019

Net assets, end of period (millions)	$11,357		$11,228	$14,242	$9,479	$19,833	$20,752
Total return[2]	2.85%		4.72%	0.65%	0.17%	1.41%	2.54%

Ratios to average net assets:
Gross expenses	0.11%[3]		0.11%	0.10%	0.11%	0.11%	0.11%
Net expenses[4,5]	0.01	[3]	0.01	0.00 [6]	0.01	0.01	0.01
Net investment income	5.59	[3]	4.56	0.78	0.24	1.40	2.53

[1]	For the six months ended February 29, 2024 (unaudited).

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]

The investment manager, pursuant to the terms of the feeder fund’s investment management agreement, has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Amount represents less than 0.005% or greater than (0.005)%.

See Notes to Financial Statements.

20	Liquid Reserves Portfolio 2024 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 29, 2024, all investors in the Portfolio were funds advised or administered by the investment manager of the Portfolio and/or its affiliates.

The Portfolio sells and effects withdrawals of its interests at prices based on the current market value of the securities it holds. Therefore, the price of an interest in the Portfolio fluctuates along with changes in the market-based value of the holdings of the Portfolio. Because the price of an interest in the Portfolio fluctuates, it has what is called a “floating net asset value” or “floating NAV”. Under Rule 2a-7 of the 1940 Act (“Rule 2a-7”), the Portfolio must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments.

The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a

Liquid Reserves Portfolio 2024 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

22	Liquid Reserves Portfolio 2024 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$11,013,429,905	—	$11,013,429,905

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both

Liquid Reserves Portfolio 2024 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Method of allocation. Net investment income and net realized/unrealized gains and/or losses of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination.

(e) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2023, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser.

24	Liquid Reserves Portfolio 2024 Semi-Annual Report

FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

FTFA provides administrative and certain oversight services to the Portfolio. FTFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Portfolio.

As a result of the investment management agreement between FTFA and the feeder fund, FTFA has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended February 29, 2024, fees waived and/or expenses reimbursed amounted to $5,402,099.

FTFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

At February 29, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$11,010,630,364	$3,609,933	$(810,392)	$2,799,541

4. Derivative instruments and hedging activities

During the six months ended February 29, 2024, the Portfolio did not invest in derivative instruments.

Liquid Reserves Portfolio 2024 Semi-Annual Report	25

Western Asset

Premier Institutional Liquid Reserves

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Franklin Templeton Fund Adviser, LLC*

Subadviser

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

*	Formerly known as Legg Mason Partners Fund Advisor, LLC.

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

500 Ross Street, 154-0520

Pittsburgh, PA 15262

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Premier Institutional Liquid Reserves

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset Premier Institutional Liquid Reserves

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Fund’s reports on Form N-MFP are available on the SEC’s website at www.sec.gov. The Fund makes portfolio holdings available to shareholders on its website at www.franklintempleton.com.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Premier Institutional Liquid Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to US

This Privacy and Security Notice (the “Privacy Notice”) addresses the Funds’ privacy and data protection practices with respect to nonpublic personal information the Fund receives. The Legg Mason Funds include the Western Asset Money Market Funds (Funds) sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation; and

•	Online account access user IDs, passwords, security challenge question responses.

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time, they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Funds at 1-877-721-1926 for the Western Asset Money Market Funds or 1-888-777-0102 for the Legg Mason-sponsored closed-end funds. For additional information related to certain state privacy rights, please visit https:// www.franklintempleton.com/help/privacy-policy.

Revised December 2023.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WASX581623 4/24 SR24-4847

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 14.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 23, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	April 23, 2024